NET INCOME (LOSS) PER SHARE	12 Months Ended
Dec. 31, 2019
NET INCOME (LOSS) PER SHARE
NET INCOME (LOSS) PER SHARE

20.         NET INCOME (LOSS) PER SHARE

Basic and diluted net income (loss) per share for each of the periods presented were calculated as follows:

	Years ended December 31,
	2017	2018	2019
Numerator:
Net income (loss) attributable to ordinary shareholders of RYB Education, Inc. for computing basic and diluted net income (loss) per ordinary share	7,115	(1,789)	(2,434)
Denominator:
Weighted average ordinary shares outstanding used in computing basic net income (loss) per ordinary share	24,735,445	29,213,801	28,074,624
Effect of dilutive securities
Plus incremental weighted average ordinary shares from assumed conversions of options and nonvested shares using the treasury stock method	1,831,212	—	—
Weighted average ordinary shares outstanding used in computing diluted net income per ordinary share	26,566,657	29,213,801	28,074,624
Net income (loss) per ordinary share-basic	0.29	(0.06)	(0.09)
Net income (loss) per ordinary share-diluted	0.27	(0.06)	(0.09)

For the years ended December 31, 2018 and 2019, the following shares outstanding were excluded from the calculation of diluted net loss per ordinary share, as their inclusion would have been anti-dilutive for the periods presented.

	As of December 31,
	2018	2019
Share options	4,057,011	4,008,558
Nonvested shares	218,000	383,534
	4,275,011	4,392,092